Stock Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2022	Aug. 10, 2020	Oct. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021	Dec. 29, 2021	Jun. 30, 2021	May 31, 2021	Aug. 09, 2020	May 25, 2020	Dec. 31, 2019	Mar. 31, 2017
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses								$ 327	$ 350	$ 373	$ 645
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 31	$ 36.75							$ 102.5
Stock option plan expenses						$ 9	$ 312	53	234	$ 252	$ 560
Unrecognized compensation cost										$ 62
Weighted-average period recognized										7 months 24 days
Share-Based Payment Arrangement, Expense						$ 165	118	327	350
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures						186,000
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses										$ 95	206
Stock option plan expenses										94	190
Share-Based Payment Arrangement, Expense						$ 4	33	22	103
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses										180	146
Stock option plan expenses										97	117
Share-Based Payment Arrangement, Expense						57	71	115	164
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses										98	293
Stock option plan expenses										$ 61	$ 253
Share-Based Payment Arrangement, Expense						65	$ 14	123	83
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number										35,742	39,094							6,556
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross										3,900	34,480
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price
2017 Employee Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		290,000														8,000			230,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures										3,900	34,480
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period							2,075
2017 Consultant Incentive Plan Member [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		8,667										230,800	58,000			18,667
2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant												230,800	58,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	The restricted shares shall vest in three equal installments on January 1, 2023, January 1, 2024 and January 1, 2025 for Ronen Luzon, Or Kles, Billy Pardo and Ilia Turchinsky and on January 27, 2023, January 27, 2024 and January 27, 2025 for Ezequiel Javier Brandwain, conditioned upon continuous employment with the Company, and subject to accelerated vesting upon a change in control of the Company.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	10,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 5.25
Maximum [Member] | 2017 Employee Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		58,000
Minimum [Member] | 2017 Employee Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																8,000
Consultant14 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number					107
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 375.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					4 years
Stock-based compensation expenses										$ 14	$ 8
Share-Based Payment Arrangement, Expense						$ 0	$ 3	7	10
Consultant14 [Member] | At Execution [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number					889
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 27
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					5 years
Consultant14 [Member] | At Execution [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number					890
Consultant16 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number				240
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 50.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				18 months
Stock-based compensation expenses										1	1
Consultant17 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			600
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 27.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			4 years
Stock-based compensation expenses										8	3
Consultant eighteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses										64
Consultant eighteen [Member] | Warrant One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															2,000
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 37.50
Warrants and Rights Outstanding, Maturity Date															Dec. 31, 2022
Consultant eighteen [Member] | Warrant Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															2,000
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 50.00
Warrants and Rights Outstanding, Maturity Date															Dec. 31, 2022
Consultant ninteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses										34
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														2,000
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 37.50
Warrants and Rights Outstanding, Maturity Date														Dec. 31, 2022
Employees & Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number																	5,610
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price																	$ 26.00
Stock-based compensation expenses										1	$ 50
Incremental compensation cost										$ 53
Share-Based Payment Arrangement, Expense								2	$ 1
Salary and Wage, Officer, Excluding Cost of Good and Service Sold								$ 53
Employees & Directors [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number																	28,048
Employees & Directors [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price																	$ 453.75
Employees & Directors [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price																	$ 228.75
Chief Executive Officer [Member] | 2017 Consultant Incentive Plan Member [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 26.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		6,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights		One quarter of such options vested on November 26, 2020, one quarter vest on May 26, 2021, one quarter vest on November 26, 2021 and one quarter vest on May 26, 2022
Chief Executive Officer [Member] | 2017 Consultant Incentive Plan Member [Member] | Performance-based restricted stock units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		3,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights		each representing the right to receive one share of common stock, which vest (x) upon the Company generating revenue of at least $50,000 in the Russian Federation during the year ended 2020, or (y) upon the Company generating revenue of at least $500,000 in the Russian Federation during the year ending 2021
Chief Financial Officer [Member] | 2017 Consultant Incentive Plan Member [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 26.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		5,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights		One quarter of such options vested on November 26, 2020, one quarter vest on May 26, 2021, one quarter vest on November 26, 2021 and one quarter vest on May 26, 2022
Chief Operating Officer & Chief Product Officer [Member] | 2017 Consultant Incentive Plan Member [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 26.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		5,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights		One quarter of such options vested on November 26, 2020, one quarter vest on May 26, 2021, one quarter vest on November 26, 2021 and one quarter vest on May 26, 2022
Other Employees [Member] | 2017 Consultant Incentive Plan Member [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 26.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		13,036
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights		One quarter of such options vested on November 26, 2020, one quarter vest on May 26, 2021, one quarter vest on November 26, 2021 and one quarter vest on May 26, 2022
Non-employee board members [Member] | 2017 Consultant Incentive Plan Member [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 26.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		1,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights		These options vested on November 26, 2020
Ronen Luzon [Member] | 2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	100,000
Or Kles [Member] | 2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	24,000
Billy Pardo [Member] | 2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	24,000
Ilia Turchinsky [Member] | 2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	16,000
Ezequiel Javier Brandwain [Member] | 2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	12,000